Note 21 - Derivatives - Net Gains (Losses) Relating to Free-standing Derivative Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Interest Rate Contract [Member]
Net gains (losses)	$ 386	$ (7)
Forward Contracts [Member]
Net gains (losses)	$ (134)	$ 65